Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Assets Text Block Abstract
Schedule of other assets
	As of December 31,	As of December 31,
	2022	2021
Electrical component inventory	588	548
Sales taxes receivable*	3,816	1,980
Insurance refund and other receivables	108	697
	4,512	3,225

* Refer to Note 28b for more details about the provision applied to the Argentine value-added tax (VAT) receivable included in sales taxes receivable.